Note 7 - Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Other Real Estate, Roll Forward [Table Text Block]
	2015	2014	2013

Balance, Beginning of Year	$10,401,832	$15,502,462	$15,940,693

Additions	7,536,165	3,852,848	10,251,006
Sales of OREO	(8,054,675)	(7,102,136)	(7,804,080)
Loss on Sale	(591,071)	(844,515)	(1,563,739)
Provision for Losses	(453,148)	(1,006,827)	(1,321,418)

Balance, End of Year	$8,839,103	$10,401,832	$15,502,462